INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Current tax expense	€ 95,076	€ 201,274	€ 189,492
Deferred tax expense/(income)	66,325	8,718	(18,290)
Taxes relating to prior periods	(145,084)	(1,232)	(3,567)
Total income tax expense	€ 16,317	€ 208,760	€ 167,635